PROJECT ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PROJECT ASSETS
Schedule of project assets

	At December 31, 2016	At December 31, 2017
	$	$
Project assets—Acquisition cost	38,298	40,094
Project assets—EPC and other cost	1,461,995	1,631,418

	1,500,293	1,671,512

Current portion	1,317,902	1,523,342
Non-current portion	182,391	148,170